Document And Entity Information	May 20, 2022
Document Information Line Items
Entity Registrant Name	ACCEL LIQUID GELS, INC.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001741603
Document Period End Date	May 20, 2022
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Incorporation, State or Country Code	WY
Entity File Number	333-258166
Entity Tax Identification Number	82-5262275
Entity Address, Address Line One	5308 W Cygnus Hill Cove
Entity Address, City or Town	West Jordan
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84081
City Area Code	(801)
Local Phone Number	946-6125
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	None
No Trading Symbol Flag	true
Security Exchange Name	NONE